Cash and balances with the Brazilian Central Bank	12 Months Ended
Dec. 31, 2022
Cash And Balances With Brazilian Central Bank
Cash and balances with the Brazilian Central Bank

4.	Cash and balances with the Brazilian Central Bank

Thousand of reais	2022	2021	2020

Cash	4,001,885	4,026,282	4,266,197
Cash and Foreign currency application abroad	18,001,554	12,630,919	15,882,528
Compromised operations	27,344,519	15,055,356	7,306,408
Interbank Deposit Applications (CDI)	217,376	956,192	991,675
Total	49,565,334	32,668,749	28,446,808